Commitments and Contingencies - Litigations in Progress (Detail) - 12 months ended Dec. 31, 2022
₺ in Millions, ₫ in Millions, ₩ in Millions, ₨ in Millions, ₨ in Millions, ฿ in Millions, ¥ in Millions, Rp in Millions, R$ in Millions, $ in Millions, $ in Millions
	KRW (₩) Lawsuits Cash_Generating_Units	USD ($)	KRW (₩)	THB (฿)	IDR (Rp)	BRL (R$)	INR (₨)	CAD ($)	PKR (₨)	VND (₫)	CNY (¥)	TRY (₺)
Disclosure of contingent liabilities [line items]
Estimated lawsuits | Lawsuits	57
Lawsuits provision [member]
Disclosure of contingent liabilities [line items]
Provision for legal contingencies and claims | ₩	₩ 52,530
POSCO HOLDINGS INC. [member]
Disclosure of contingent liabilities [line items]
Description	POSCO HOLDINGS INC. has provided 3 blank checks to Korea Energy Agency as collateral for long-term foreign currency borrowings.
POSCO INTERNATIONAL CORPORATION [Member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2022, POSCO INTERNATIONAL Corporation has provided 30 blank promissory notes and 23 blank checks to Korea Energy Agency and others as collateral for the guarantee on performance for contracts and others.
POSCO ENGINEERING & CONSTRUCTION CO., LTD [member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2022, POSCO ENGINEERING & CONSTRUCTION CO., LTD. has provided 34 blank checks and 4 blank promissory notes as collateral for agreements and outstanding loans, and has provided joint guarantee of ￦7,515,815 million for guarantee that partners had issued from Korea Housing & Urban Guarantee Corporation and others.
POSCO ICT [member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2022, POSCO ICT has provided 6 blank checks to financial institutions as collateral for the guarantee on performance for contracts and others.
Litigations in progress [member] | POSCO HOLDINGS INC. [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount | ₩			₩ 9,445
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO INTERNATIONAL CORPORATION [Member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	6
Claim amount | ₩			15,116
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO INTERNATIONAL CORPORATION [Member] | CAD [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount			73,895					$ 79,000
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO INTERNATIONAL CORPORATION [Member] | India [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount			68,426				₨ 4,469,396
Description	Lawsuit on claim for payment on guarantees and others(*1)
Litigations in progress [member] | POSCO INTERNATIONAL CORPORATION [Member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	5
Claim amount		$ 73,141	92,692
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO INTERNATIONAL CORPORATION [Member] | Pakistan [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount			697						₨ 124,775
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	107
Claim amount | ₩			546,364
Description	Lawsuit on claim for damages and others(*1)
Litigations in progress [member] | Posco 1 [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	46
Claim amount | ₩			254,990
Description	Lawsuit on claim for employee status and others
Litigations in progress [member] | POSCO ICT [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	14
Claim amount | ₩			7,751
Description	Lawsuit on claim for damages and others(*1)
Litigations in progress [member] | POSCO ICT [member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount			1,818			R$ 7,586
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO A&C [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	8
Claim amount | ₩			11,556
Description	Lawsuit on claim for payment on construction and others(*1)
Litigations in progress [member] | POSCO ENERGY CO., LTD. [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount | ₩			66,505
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO E&C CHINA Co., Ltd. [member] | China [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount			4,506								¥ 24,837
Description	Lawsuit over contract dispute and others
Litigations in progress [member] | POSCO O&M Co., Ltd. [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount | ₩			1,035
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO ENGINEERING (THAILAND) CO., LTD. [member] | Thailand [Member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount			5,900	฿ 160,929
Description	Lawsuit on claim for payment on construction
Litigations in progress [member] | eNtoB Corporation [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩			14
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | PT. KRAKATAU POSCO [member] | Indonesia [Member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount			3,094		Rp 38,243,593
Description	Lawsuit on claim for wages
Litigations in progress [member] | POSCO SOUTH EAST ASIA PTE. LTD [Member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount		15,900	20,150
Description	Lawsuit over contract dispute and others
Litigations in progress [member] | POSCO TNPC Otomotiv Celik San. Ve Tic. A.S [member] | Turkey [Member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount			6									₺ 93
Description	Lawsuit over industrial accidents and others(*1)
Litigations in progress [member] | Brazil Sao Paulo Steel Processing Center [member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Legal actions	4
Claim amount			921			3,844
Description	Lawsuit on claim for labor and others
Litigations in progress [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Legal actions	79
Claim amount			44,532			R$ 185,766
Litigations in progress [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	6
Claim amount		133	168
Description	Lawsuit on claim for labor and others(*1)
Litigations in progress [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [Member] | India [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount			833				54,420
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO-India Pune Processing Center. Pvt. Ltd. [member] | India [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount			33,648				2,197,800
Description	Lawsuit over contract dispute
Litigations in progress [member] | POSCO CHEMCAL CO., LTD [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount | ₩			1,514
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO M-TECH [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩			45
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO Engineering and Construction India Private Limited [member] | India [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount			7,563				493,968
Description	Lawsuit on claim for payment and others
Litigations in progress [member] | POSCO Engineering and Construction India Private Limited [member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Description	Lawsuit on claim for payment on construction and others(*1)
Litigations in progress [member] | POSCO Thainox Public Company Limited [member] | Thailand [Member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount			110	฿ 3,000
Description	Lawsuit on invalidation of a check
Litigations in progress [member] | POSCO MOBILITY SOLUTION (formerly, POSCO SPS CORPORATION) [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩			6
Description	Lawsuit on claim for wages
Litigations in progress [member] | POSCO INTERNATIONAL VIETNAM CO., LTD. [member] | Vietnam [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount			31							₫ 579,407
Description	Lawsuit over contract dispute(*1)
Litigations in progress [member] | QINGDAO POHANG STAINLESS STEEL CO., LTD. [member] | China [member]
Disclosure of contingent liabilities [line items]
Legal actions	4
Claim amount			10,117								55,760
Description	Lawsuit over contract dispute
Litigations in progress [member] | POSCO(Yantai) Automotive Processing Center Co., Ltd [Member] | China [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount			42								231
Description	Lawsuit on claim for labor and others
Litigations in progress [member] | POSCO(Dalian) IT Center Development Co., Ltd. [member] | China [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount			9								¥ 49
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO Humans [Member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount | ₩			233
Description	Lawsuit on claim for invalidation of dismissal(*1)
Litigations in progress [member] | POSCO-India Private Limited [member] | India [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount			38				₨ 2,466
Description	Lawsuit on claim for wages
Litigations in progress [member] | POSCO INTERNATIONAL SINGAPORE PTE LTD [Member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		$ 54,665	₩ 69,276
Description	Lawsuit on claim for damages